[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]
May 25, 2012
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Invesco Van Kampen Exchange Fund
File No. 811-2611
Ladies and Gentlemen:
Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Rule 14a-6(b) of the General Rules and Regulations promulgated thereunder, Invesco Van Kampen Exchange Fund (the “Registrant”) hereby files via EDGAR a copy of the preliminary proxy materials for the Registrant’s Annual Meeting of Partners to be held on July 17, 2012. No filing fee is paid herewith because no filing fee is required.
Please telephone the undersigned at (212) 735-3406, Kevin Hardy at (312) 407-0641 or Peter Davidson at (713) 214-7888 should you have any questions.
Very truly yours,
/s/ Michael K. Hoffman